FINANCIAL AND CAPITAL RISK MANAGEMENT - Foreign currency risk (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
US Dollar
FINANCIAL AND CAPITAL RISK MANAGEMENT
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Increase (decrease) in income/loss before income taxes due to reasonably possible increase in designated risk component	₺ 484,968	₺ 288,243
Increase (decrease) in income/loss before income taxes due to reasonably possible decrease in designated risk component	₺ (484,968)	(288,243)
Euro
FINANCIAL AND CAPITAL RISK MANAGEMENT
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Increase (decrease) in income/loss before income taxes due to reasonably possible increase in designated risk component	₺ (362)	(1,875)
Increase (decrease) in income/loss before income taxes due to reasonably possible decrease in designated risk component	₺ 362	1,875
GBP
FINANCIAL AND CAPITAL RISK MANAGEMENT
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Increase (decrease) in income/loss before income taxes due to reasonably possible increase in designated risk component	₺ (27)	2
Increase (decrease) in income/loss before income taxes due to reasonably possible decrease in designated risk component	₺ 27	(2)
CHF
FINANCIAL AND CAPITAL RISK MANAGEMENT
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Increase (decrease) in income/loss before income taxes due to reasonably possible increase in designated risk component	₺ (22)	28
Increase (decrease) in income/loss before income taxes due to reasonably possible decrease in designated risk component	22	(28)
Currency risk
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	4,845,808	2,863,731
Currency risk | Total assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	6,141,870	4,715,651
Currency risk | Cash and cash equivalents
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	4,371,683	4,685,208
Currency risk | Financial investments
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	1,722,744
Currency risk | Trade receivables and due from related parties
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	44,957	28,339
Currency risk | Other current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	2,486	2,104
Currency risk | Total liabilities
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(1,296,062)	(1,851,920)
Currency risk | Trade payables and payables to merchants and due to related parties
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(1,243,086)	(1,422,893)
Currency risk | Provisions
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(52,976)
Currency risk | Short term provisions
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position		(429,027)
Currency risk | US Dollar
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	4,849,679	2,882,426
Currency risk | US Dollar | Total assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	6,135,049	4,712,603
Currency risk | US Dollar | Cash and cash equivalents
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	4,368,356	4,684,672
Currency risk | US Dollar | Financial investments
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	1,722,744
Currency risk | US Dollar | Trade receivables and due from related parties
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	41,463	25,827
Currency risk | US Dollar | Other current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	2,486	2,104
Currency risk | US Dollar | Total liabilities
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(1,285,370)	(1,830,177)
Currency risk | US Dollar | Trade payables and payables to merchants and due to related parties
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(1,232,394)	(1,401,150)
Currency risk | US Dollar | Provisions
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(52,976)
Currency risk | US Dollar | Short term provisions
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position		(429,027)
Currency risk | Euro
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(3,623)	(18,754)
Currency risk | Euro | Total assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	6,679	2,755
Currency risk | Euro | Cash and cash equivalents
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	3,185	493
Currency risk | Euro | Trade receivables and due from related parties
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	3,494	2,262
Currency risk | Euro | Total liabilities
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(10,302)	(21,509)
Currency risk | Euro | Trade payables and payables to merchants and due to related parties
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(10,302)	(21,509)
Currency risk | GBP
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(270)	(216)
Currency risk | GBP | Total assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	88	3
Currency risk | GBP | Cash and cash equivalents
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	88	3
Currency risk | GBP | Total liabilities
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(358)	(219)
Currency risk | GBP | Trade payables and payables to merchants and due to related parties
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(358)	(219)
Currency risk | CHF
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	22	275
Currency risk | CHF | Total assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	54	290
Currency risk | CHF | Cash and cash equivalents
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	54	40
Currency risk | CHF | Trade receivables and due from related parties
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position		250
Currency risk | CHF | Total liabilities
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(32)	(15)
Currency risk | CHF | Trade payables and payables to merchants and due to related parties
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	₺ (32)	₺ (15)